Retirement Plans (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Decrease In Unfunded Status	$ 12,700,000
Defined Benefit Plan, Benefit Obligation	170,478,000	163,531,000	140,570,000
Employer contributions	2,000,000	3,000,000
Other Than Temporary Impairment Losses Investments Portion In Other Comprehensive Income Loss Net Of Tax Including Portion Attributable To Noncontrolling Interest Availableforsale Securities	(11,296,000)	(771,000)	9,338,000
Fair value of plan assets at end of year	154,650,000	135,016,000	116,798,000
Defined Benefit Plan, Accumulated Benefit Obligation	152,200,000	146,200,000
Expected return	7.50%	7.50%
Gain on plan assets	17.00%
Common stock included in plan assets	11,600,000	11,600,000
401 (k) match	2,300,000	1,700,000	1,400,000
401 (k) match stock amount	2,000,000
401 (k) match amount in cash	100,000
Other Than Temporary Impairment Losses Investments Portion In Other Comprehensive Income Loss Tax Including Portion Attributable To Noncontrolling Interest Availableforsale Securities	7,222,000	493,000	5,970,000
Teamsters Plan Contributions	$ 2,400,000	$ 2,400,000
Contribution Percentage	5.00%